Income Taxes - Schedule of Deferred Income Tax Assets (Details) (10-K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
263A Unicap	$ 26,923	$ 90,539
Fixed Assets	31,830	27,754
Charitable Contribution Carryforward	269	121
Intangibles	70,173	18,287
Inventory Reserve	17,761	(362)
Business Interest Limitation	637,897	417,904
Stock based compensation	684,800	661,359
Federal Net Operating loss	879,150	254,079
State Net Operating Loss	156,004	42,814
Total Deferred Tax Assets	2,504,807	1,512,495
Net Deferred Tax Asset/(Liability)	2,504,807	1,512,495
Valuation Allowance	(2,504,807)	(1,512,495)
Net Deferred Tax Asset/(Liability)